Business Combination - Schedule of Amount Recognised of Identifiable Assets and Liabilities Assumed (Details) - Hepsiburada ₸ in Millions	Jan. 29, 2025 KZT (₸)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	₸ 43,962
Financial assets at FVTPL	3,492
Inventory	101,431
Loans to customers	11,104
Due from banks	1,924
Property, equipment and intangible assets	342,875
Other assets	78,882
Total Assets	583,670
Due to banks	15,685
Trade liabilities	207,877
Other liabilities	112,245
Total Liabilities	335,807
Total identifiable assets acquired and liabilities assumed	₸ 247,863